Research and Development Expenses (Details)			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Research and Development Expenses [Line Items]
Total consideration				$ 2,836,080
Payment for value added tax gross	$ 1,000,000
Payment for value added tax net	$ 952,381
Percentage of royalty sales of products	10.00%	10.00%
Research and development expenses			1,602,064	491,353
License agreement [Member]
Research and Development Expenses [Line Items]
Equity interest	12.85%	12.85%
EG BioMed Co., Ltd [Member]
Research and Development Expenses [Line Items]
Pancreatic cancer amount	$ 1,830,000	$ 7
EG BioMed Co., Ltd [Member] | Related Party [Member]
Research and Development Expenses [Line Items]
Equity interest	45.30%	45.30%
Three D Global Patent [Member]
Research and Development Expenses [Line Items]
Total consideration	$ 5,000,000
3D Global [Member]
Research and Development Expenses [Line Items]
Research and development expenses			1,490,000	480,000
VAT amount
Pancreatic Cancer Patent [Member]
Research and Development Expenses [Line Items]
Research and development expenses			16,327	37,937
Breast Cancer Patent [Member]
Research and Development Expenses [Line Items]
Research and development expenses			$ 676